Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
COMMODITY – 9.7%
Goldman Sachs Physical Gold ETF*(a)(b)	1,886,701	$36,724,635
EQUITY – 70.9%
BNY Mellon US Large Cap Core Equity ETF	444,217	38,113,819
Consumer Discretionary Select Sector SPDR Fund(b)	219,354	38,110,564
Industrial Select Sector SPDR Fund(b)	348,295	38,458,734
iShares Core U.S. REIT ETF	714,774	37,818,692
Technology Select Sector SPDR Fund	212,976	37,984,270
Vanguard Extended Market ETF	245,341	38,673,102
Vanguard Mid-Cap ETF	168,234	38,343,893
		267,503,074
FIXED INCOME – 19.2%
Goldman Sachs Access Treasury 0-1 Year ETF	363,240	36,338,530
iShares 0-3 Month Treasury Bond ETF	361,133	36,337,202
		72,675,732
TOTAL EXCHANGE-TRADED FUNDS
(Cost $359,361,795)		376,903,441

SHORT-TERM INVESTMENTS – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, 5.23%(c)(d)	1,453,440	1,453,440
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(c)	839,205	839,205
		2,292,645
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,292,645)		2,292,645
TOTAL INVESTMENTS – 100.4%
(Cost $361,654,440)		379,196,086
Liabilities in Excess of Other Assets – (0.4%)		(1,646,088)
TOTAL NET ASSETS – 100.0%		$377,549,998

*	Non-income producing security.
(a)	Affiliated issuer.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,398,331; the aggregate market value of the collateral held by the fund is $9,558,675. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $8,105,235.
(c)	The rate is the annualized seven-day yield at period end.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2023 (Unaudited)

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF	$45,293,510	$1,658,527	$(9,558,527)	$(272,131)	$(396,744)	$36,724,635	1,886,701	$—	$—
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	30,445,122	147,224	(30,821,887)	377,854	(148,313)	—	—	—	—
Total	$75,738,632	$1,805,751	$(40,380,414)	$105,723	$(545,057)	$36,724,635	1,886,701	$—	$—

(a) Security is no longer affiliated company at period end.